Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 11,021,448	₩ 9,572,795	₩ 8,582,905
Cash flows	(252,750)	1,047,720	504,331
Newly acquired	460,617	426,644	458,870
Changes in FX rate	88,745	18,805	2,882
Fair value change	13,174	44,221	(22,053)
Acquisition and disposition of businesses	0	0	52,834
Others	(67,824)	(88,737)	(6,974)
Ending	11,263,410	11,021,448	9,572,795
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	10,006,685	8,437,703	7,316,298
Cash flows	106,118	1,391,321	900,394
Newly acquired	0	0	52,782
Changes in FX rate	45,370	146,108	196,890
Fair value change	1,719	939
Acquisition and disposition of businesses	0	0	15,994
Others	58,273	30,614	(44,655)
Ending	10,218,165	10,006,685	8,437,703
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	1,172,038	1,159,369	1,143,640
Cash flows	(407,051)	(378,684)	(394,567)
Newly acquired	460,617	427,398	403,451
Changes in FX rate	0	0	3
Fair value change	24	0	90
Acquisition and disposition of businesses	0	0	36,840
Others	(45,719)	(36,045)	(30,088)
Ending	1,179,909	1,172,038	1,159,369
Derivative liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	33,555	75,176	130,573
Cash flows	0	(41,197)	(1,712)
Newly acquired	0	0	2,637
Changes in FX rate	10,888	19,858	(4,311)
Fair value change	9,643	12,941	(4,892)
Acquisition and disposition of businesses	0	0	0
Others	(29,539)	(33,223)	(47,119)
Ending	24,547	33,555	75,176
Derivative assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	(190,830)	(99,453)	(7,606)
Cash flows	48,183	76,280	216
Newly acquired	0	(754)	0
Changes in FX rate	32,487	(147,161)	(189,700)
Fair value change	1,788	30,341	(17,251)
Acquisition and disposition of businesses	0	0	0
Others	(50,839)	(50,083)	114,888
Ending	₩ (159,211)	₩ (190,830)	₩ (99,453)